Commitments and Contingencies - Additional Information (Detail) $ in Millions					12 Months Ended
	Jun. 18, 2014 USD ($)	May. 26, 2014 USD ($)	Dec. 09, 2013 USD ($)	May. 20, 2013 USD ($)	Dec. 31, 2014 USD ($) LegalMatter	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2009 USD ($)
Commitment And Contingencies [Line Items]
Lease rental expense					$ 96.0	$ 84.0	$ 70.0
Lease obligations, latest maturity year					2023
HAWAII | Litigation Related to Other Taxes
Commitment And Contingencies [Line Items]
Pay-to-play occupancy and other tax payments						171.0
Litigation relating to general excise tax, expense						64.0	$ 110.0
HAWAII | Litigation Related to Other Taxes | Excise Tax Related Liabilities
Commitment And Contingencies [Line Items]
Pay-to-play occupancy and other tax payments						78.0
HAWAII | Litigation Related to Other Taxes | Penalties
Commitment And Contingencies [Line Items]
Pay-to-play occupancy and other tax payments						41.0
HAWAII | Litigation Related to Other Taxes | Accrued Interest
Commitment And Contingencies [Line Items]
Pay-to-play occupancy and other tax payments						52.0
HAWAII | 2012 Tax Assessment | Litigation Related to Other Taxes
Commitment And Contingencies [Line Items]
Tax assessments				$ 20.5
HAWAII | 2000 through 2012 | Litigation Related to Other Taxes
Commitment And Contingencies [Line Items]
Tax assessments			$ 29.2
HAWAII | 2000 through 2012 | Litigation Related to Other Taxes | Duplicative Assessment
Commitment And Contingencies [Line Items]
Tax assessments			$ 9.3
HAWAII | 2013 Tax Assessment | Litigation Related to Other Taxes
Commitment And Contingencies [Line Items]
Tax assessments	$ 28.5
Portland, Oregon and Multnomah County, Oregon
Commitment And Contingencies [Line Items]
Tax assessments					$ 2.3
City of San Francisco
Commitment And Contingencies [Line Items]
Pay-to-play occupancy and other tax payments		$ 25.5						$ 48.0
Matters relating to hotel booking practices
Commitment And Contingencies [Line Items]
Hotel Booking Practices investigation period					3 years
Matters relating to hotel booking practices | Minimum
Commitment And Contingencies [Line Items]
Number of Putative class action law suits | LegalMatter					30
Litigation relating to occupancy tax
Commitment And Contingencies [Line Items]
Number of lawsuits filed by cities, counties and states involving hotel occupancy taxes | LegalMatter					88
Number of lawsuits currently active | LegalMatter					30
Number of lawsuits dismissed to date | LegalMatter					37
Number of dismissals based on finding that defendant was not subject to local hotel occupancy tax or the local government lacked standing to pursue claims | LegalMatter					23
Reserve for legal contingencies					$ 62.0	$ 46.0
Possible interest payments for litigation					$ 30.0